Related party transactions (Tables)	14 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the two months ended December 31,	2022	2021
Salaries	$0.6	$0.5
Share-based compensation	1.4	0.8
Fees and benefits	0.6	0.5
Total remuneration of key management personnel	$2.6	$1.8
Outstanding balances of remuneration of the executive officers and directors are summarized as follows:

As at	December 31, 2022	October 31, 2022
Accounts payable and accrued liabilities	$2.8	$2.3
Outstanding balances	2.8	2.3